Schedule of Property, plant and equipment (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	$ 8,995	$ 8,995
Additions
Reclassification
Current translation effects
Ending balance of gross carrying amount	8,995	8,995
Beginning balance of depreciation and impairment	7,183	5,383
Depreciation	450	1,800
Current translation effects
Ending balance of depreciation and impairment	7,633	7,183
Carrying amount	1,362	1,812
Equipment And Furniture Tele Communication System Furniture And Fixtures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	2,187,232	746,818
Additions	698,837	1,432,036
Reclassification
Current translation effects	(3,925)	8,378
Ending balance of gross carrying amount	2,882,143	2,187,232
Beginning balance of depreciation and impairment	698,048	597,090
Depreciation	32,599	97,867
Current translation effects	(1,237)	3,092
Ending balance of depreciation and impairment	729,410	698,048
Carrying amount	2,152,733	1,489,184
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	429,022	358,758
Additions	1,533	66,978
Reclassification
Current translation effects	3,693	3,286
Ending balance of gross carrying amount	434,248	429,022
Beginning balance of depreciation and impairment	343,439	318,395
Depreciation	6,427	23,935
Current translation effects	363	1,109
Ending balance of depreciation and impairment	350,229	343,439
Carrying amount	84,019	85,583
Site Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	1,525,067
Additions
Reclassification		1,525,067
Current translation effects	25,926
Ending balance of gross carrying amount	1,550,993	1,525,067
Beginning balance of depreciation and impairment	42,445
Depreciation	32,777	42,445
Current translation effects	722
Ending balance of depreciation and impairment	75,944	42,445
Carrying amount	1,475,049	1,482,622
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	4,150,316	1,114,571
Additions	700,370	1,499,014
Reclassification		1,525,067
Current translation effects	25,694	11,664
Ending balance of gross carrying amount	4,876,379	4,150,316
Beginning balance of depreciation and impairment	1,091,114	920,868
Depreciation	72,252	166,046
Current translation effects	(153)	4,201
Ending balance of depreciation and impairment	1,163,213	1,091,114
Carrying amount	$ 3,713,165	$ 3,059,201